Acquisitions (Details) - Schedule of purchase price allocation for the assets acquired and liabilities - USD ($)		1 Months Ended
	Feb. 11, 2020	Nov. 29, 2021	Jul. 21, 2021
Schedule of purchase price allocation for the assets acquired and liabilities [Abstract]
Tangible assets acquired	$ 3,700,000	$ 114,284	$ 44,330
Liabilities assumed	(1,102,057)	(273,504)	(21,567)
Intangible assets	8,060,000	584,220	5,977,237
Goodwill	1,342,000
Net assets acquired	$ 12,000,000	$ 425,000	$ 6,000,000